UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

CERTIFIED QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09277

VIKING MUTUAL FUNDS
(Exact name of Registrant as Specified in Charter)
116 1st St. SW, Suite C
Minot, ND 58701
(Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, including Area Code: 1-701-852-1264

SHANNON D. RAKE, PRESIDENT
116 1st St. SW, Suite C
Minot, ND 58701



Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1. Quarterly Schedule Of Portfolio Holdings.

VIKING MUTUAL FUNDS
Statement of Investments, September 30, 2005

Viking Tax-Free Fund for Montana

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  96.8%
General Obligations  18.2%
Bozeman MT Ser A  4.95%  07/01/20                                                170,000              $179,809
Butte Silver Bow MT City & Cnty (AMBAC)  4.75%  07/01/11                         210,000               226,235
Cascade Cnty MT High Sch A Great Falls  3.15%  07/01/06                          100,000               100,174
Flathead Cnty MT Sch Dist No. 6 Columbia Falls (FSA)  5.65%  07/01/19             75,000                81,225
Missoula Cnty Mt Ref (XLCA)  3.75%  07/01/14                                     250,000               250,495
Missoula MT Ser A (FSA)  3.00%   07/01/09                                        250,000               251,480
MT St Long Range Building Pg-Ser G   4.00%   08/01/13                            250,000               254,810
MT St Long Range Building Pg-Ser G  4.00%  08/01/16                              250,000               252,430
MT St Water Pollution Ctl  5.60%  07/15/20                                       100,000               109,441
Puerto Rico Mun Fin Agy Ser A (FSA)  5.50%  08/01/23                             250,000               268,160
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.00%  07/01/16                  80,000                81,221
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.65%  07/01/09                 105,000               109,471
Yellowstone & Carbon Cntys Elem Sch Dist (MBIA)  4.25%  07/01/24                 200,000               199,416
                                                                                                     ---------
                                                                                                     2,364,367
                                                                                                     ---------
Continuing Care Revenue Bonds  1.9%
MT Fac Fin Auth Rev Marias Med Ctr  3.80%  01/01/10                              175,000               173,822
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  6.90%  06/01/15                        30,000                31,914
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  7.25%  06/01/25                        35,000                37,448
                                                                                                     ---------
                                                                                                       243,184
                                                                                                     ---------
Higher Education Revenue Bonds  13.1%
MT Brd Regents U of M Hgher Ed Rev Ser J (MBIA)  4.00%  05/15/16                 300,000               300,918
MT St Hgher Ed Stud Assist Corp Rev Ser B  6.40%  12/01/32                       415,000               437,991
MT St Brd Regents (MSU) Rev Facs Imp E (AMBAC)  5.00%  11/15/21                   80,000                84,787
MT Brd Regents (U of M) Hgher Ed Rev Ser F (MBIA) 5.75%  05/15/24                150,000               165,151
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375% 02/01/19                  75,000                78,925
Univ of MT Revs Facs Acq & Imp Ser C (MBIA)  5.00%  11/15/17                     140,000               142,787
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA)  5.375%  05/15/15                 75,000                79,041
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA) 5.375%  05/15/19                 370,000               417,982
                                                                                                     ---------
                                                                                                     1,707,582
                                                                                                     ---------
Hospital Revenue Bonds  21.9%
MT Hlth Fac Fin Auth Rev Mstr Ln Program Comm Med Ctr  5.20%  12/01/21           145,000               150,842
MT Fac Fin Auth Rev Bozeman Deaconess  4.125%  06/01/18                          200,000               195,022
MT Fac Fin Auth Providence Serv (MBIA)  4.60%  12/01/18                          150,000               158,000
MT Fac Fin Auth Providence Serv (MBIA)  5.00%  12/01/18                          500,000               537,710
MT Fac Fin Auth Providence Serv (MBIA)  4.80%  12/01/20                          200,000               212,246
MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.125%  12/01/18              200,000               212,502
MT Hlth Facs Auth Rev Sisters Chrty Leavenworth (MBIA)  5.00%  12/01/24          515,000               532,628
MT St Hlth Fac Auth Rev Comm Med Ctr  6.375%  06/01/18                           370,000               379,605
MT St Hlth Fac Auth Rev Kalispell Med Ctr (AMBAC)  5.00%  07/01/16               450,000               475,209
                                                                                                     ---------
                                                                                                     2,853,764
                                                                                                     ---------
Housing Revenue Bonds  16.2%
MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.75%  06/01/30                              80,000                79,998
MT St Brd Hsg Sngle Fam Ser A-2  5.50%  12/01/20                                  95,000                94,912
MT St Brd Hsg Sngle Fam Ser A-2  5.60%  12/01/23                                  75,000                74,990
MT St Brd Hsg Sngle Fam Ser A-2  5.20%  12/01/22                                 130,000               132,292
MT St Brd Hsg Sngle Fam Ser B-2  4.85%  12/01/15                                 135,000               137,356
MT St Brd Hsg Sngle Fam Mtg Ser B-2  5.55%  06/01/33                             250,000               256,362
MT St Brd Hsg Sngle Fam Prog Ser C  3.95%  06/01/11                              190,000               189,166
MT St Brd Hsg Sngle Fam Prog Ser B  4.55%  12/01/11                              400,000               409,416
MT St Brd Hsg Sngle Fam Mtg Ser A  4.30%  06/01/12                               250,000               250,150
MT St Brd Hsg Sngle Fam Mtg Ser A  4.30%  12/01/12                               480,000               480,869
                                                                                                     ---------
                                                                                                     2,105,511
                                                                                                     ---------
Psychiatric and Substance Abuse Hospital Bonds  9.3%
MT Fac Fin Auth Developmental Ctr Prog  4.50%  06/01/16                          250,000               255,488
MT Fac Fin Auth Developmental Ctr Prog  4.75%  06/01/19                          170,000               173,825
MT Fac Fin Auth Rev Childrens Home  4.55%  01/01/17                              250,000               252,105
MT St Hlth Fac Auth Hlth Care Rev State Hosp (AMBAC)  5.00%  06/01/22            500,000               522,925
                                                                                                     ---------
                                                                                                     1,204,343
                                                                                                     ---------
Transportation Revenue Bonds  4.1%
MT St Dept Trans Rev Grant Antic Hwy 93 (MBIA)  4.00%  06/01/14                  250,000               254,300
Puerto Rico Hwy & Trans Auth Rev Ser G  (FGIC)  5.25%  07/01/20                  250,000               273,595
                                                                                                     ---------
                                                                                                       527,895
                                                                                                     ---------
Water Revenue Bonds 0.8%
Great Falls MT Wtr Sys Rev Ref Ser A (AMBAC)  3.85%  08/01/08                    100,000               102,093
                                                                                                     ---------
                                                                                                       102,093
                                                                                                     ---------
Other Revenue Bonds  11.3%
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               113,916
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               113,878
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26         195,000               217,926
Puerto Rico Comwlth Aqueduct & Swr Auth Rev  (MBIA)  5.00%  07/01/19             125,000               129,952
Puerto Rico Comwlth Infra Fing Auth Ser A (AMBAC)  5.00%  07/01/21               250,000               263,940
Puerto Rico Comwlth Inf Fin Auth Ser A (AMBAC)  5.25%  07/01/10                  100,000               106,341
Puerto Rico Mun Fin Agy Ser A (FSA)  5.25%  08/01/21                             200,000               219,584
Puerto Rico Pub Fin Corp Ser A (MBIA)  5.50%  08/01/17                           275,000               305,442
                                                                                                     ---------
                                                                                                     1,470,979
                                                                                                     ---------

Total Municipal Bonds (cost $12,398,819)                                                            12,579,718

SHORT-TERM INVESTMENTS  2.1%
Franklin Double Tax-Free Income Fund                                             186,649               184,806
Federated Municipal Obligations Fund #852                                         87,000                87,000
                                                                                                   -----------
Total Short-Term Investments (cost:$273,649)                                                           271,806
                                                                                                   -----------

TOTAL MARKET VALUE OF  SECURITIES OWNED  98.9%  (COST $12,672,468)                                  12,851,524

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  1.1%                                                  139,969
                                                                                                   -----------
NET ASSETS APPLICABLE TO 1,286,448 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.0%                   $12,991,493
                                                                                                   ===========

VIKING MUTUAL FUNDS
Statement of Investments, Septebmer 30, 2005

Viking Tax-Free Fund for North Dakota

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  98.6%
General Obligations  22.6%
Bismarck ND Ref & Imp - Ser L  4.00%  06/01/07                                    75,000               $74,933
Bismarck ND Ref & Imp - Ser P  2.90%  05/01/12                                   100,000                96,210
Bismarck ND Pub Sch Dist No 1 (FGIC)  4.50%  05/01/16                             55,000                55,487
Fargo ND Ref & Imp - Ser B (FGIC)  5.125%  05/01/17                               60,000                62,606
Fargo ND Ref & Impt Ser D (MBIA)  5.00%  05/01/28                                200,000               206,108
Hillsboro ND Pub Sch Dist No. 9 (FSA)  4.85%  06/01/19                            50,000                50,917
Jamestown ND Pub Sch Dist No. 011 (FGIC)  4.60%  05/01/15                         50,000                51,535
Mandan ND Ref & Imp - Ser B (MBIA)  5.00%  05/01/16                               70,000                71,203
Mandan ND Ref Impt Ser C (AMBAC)  4.00%  05/01/18                                150,000               148,881
Puerto Rico Commonwealth (MBIA)  5.375%  07/01/25                                 50,000                52,068
Wahpeton ND Pub Sch Dist No 37 (FSA)  4.10%  05/01/19                            100,000               100,287
West Fargo ND Ref & Imp  5.00%  05/01/18                                         250,000               261,488
West Fargo ND Ref & Imp (AMBAC)  4.00%  05/01/15                                 200,000               203,354
West Fargo ND Pub Sch Dist No. 006 (FGIC)  5.00%  05/01/14                        50,000                53,663
                                                                                                     ---------
                                                                                                     1,488,740
                                                                                                     ---------
Building Authority Revenue Bonds  6.9%
Fargo ND Bldg Auth Lease Rev Ser A  5.00%  05/01/20                               50,000                52,212
GF Cnty ND Bldg Auth Lease Rev  4.00%  12/01/14                                  100,000                98,864
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/17                           50,000                52,532
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/16                           50,000                52,892
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.20%  12/01/19                           90,000                95,575
ND St Bldg Auth Lease Rev Ser C  (AMBAC)   4.20%  08/15/13                       100,000               103,008
                                                                                                     ---------
                                                                                                       455,083
                                                                                                     ---------
Education Revenue Bonds  6.8%
Fargo ND School District Bldg Auth Rev (MBIA)  5.50%  05/01/14                    50,000                53,312
Minot Pub School District No 1 Bldg Auth  4.80%  05/01/23                        290,000               296,299
West Fargo Pub School District Bldg Auth  4.20%  05/01/17                        100,000               100,300
                                                                                                     ---------
                                                                                                       449,911
                                                                                                     ---------
Higher Education Revenue Bonds  12.1%
Fargo ND Lease Rev NDSU Lease Oblig Ser-A  (AMBAC)  3.50%  05/01/09               60,000                59,992
ND St Brd Hgher Ed Rev Hsg & Aux Facs UND (FGIC)  5.00%  04/01/18                250,000               266,525
ND St Brd Hgher Ed Rev Hsg & Aux Facs UND (FGIC)  4.375%  04/01/26               100,000                97,096
ND St Brd Hgher Ed Rev Hsg & Aux Facs NDSU (FGIC)  4.00%  04/01/15               150,000               152,113
ND St Brd Hgher Ed Rev Hsg & Aux BSC  4.75%  05/01/19                            100,000                99,698
ND St Brd Hgher Ed Rev Hsg & Aux Facs NDSU (AMBAC)  4.25%  04/01/23              100,000                98,544
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375%  02/01/19                 25,000                26,308
                                                                                                     ---------
                                                                                                       800,276
                                                                                                     ---------
Hospital Revenue Bonds  15.5%
Burleigh Cnty ND Hlth Care MedCenter One (MBIA)  5.25%  05/01/12                 325,000               340,769
Fargo ND Hlth Sys Rev Meritcare Ser A (MBIA)  5.375%  06/01/27                   100,000               104,460
Fargo ND Hlth Sys Rev Meritcare Obl (FSA)  5.375%  06/01/15                       65,000                70,262
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  4.125%  06/01/11                    150,000               154,488
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  5.00%  06/01/22                      45,000                46,192
Grand Forks ND Hlth Care Altru Hlth Obl Group (MBIA)  5.60%  08/15/17             20,000                20,940
Grand Forks ND Hlth Care Altru Hlth Obl Group  7.125%  08/15/24                   20,000                21,607
Valley City ND Rev Ref Lutheran Hlth Ser A-5 (MBIA)  4.20%  01/01/06              25,000                25,040
Ward Cnty ND Hlth Care Facs Rev Trinity Obl Group - B  6.00%  07/01/10            25,000                26,071
                                                                                                     ---------
                                                                                                       809,829
                                                                                                     ---------
Housing Revenue Bonds  15.8%
Fargo ND Multifam Rev Ref Hsg Trollwood Village  6.90%  09/01/13                  25,000                25,205
ND St Hsg Fin Agy Home Mtg Ser B  3.50%   07/01/10                               295,000               293,342
ND St Hsg Fin Agy Rev Home Mtg Prog C  4.90%   07/01/15                          150,000               153,614
ND St Hsg Fin Agy Hsg Fin Home MTG-C-RMK  6.10%  07/01/28                         10,000                 9,981
ND St Hsg Fin Agy Rev Hsg Fin Pg  4.60%  01/01/15                                200,000               199,402
ND St Hsg Fin Agy Rev Hsg Fin Home MTG Fin C  4.45%  07/01/16                    200,000               197,718
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg B  5.85%  07/01/28                       5,000                 4,988
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg D  5.05%  01/01/06                      10,000                10,000
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.25%  07/01/18                      60,000                59,915
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.55%  07/01/22                      90,000                90,915
                                                                                                     ---------
                                                                                                     1,045,080
                                                                                                     ---------
Transportation Revenue Bonds  2.5%
Guam Intl Arpt Auth Ser C (MBIA) 5.375%  10/01/17                                150,000               161,770
                                                                                                     ---------
                                                                                                       161,770
                                                                                                     ---------
Water Revenue Bonds  5.4%
ND St Water Comm Rev Water Dev & Mgmt Prg Ser A (MBIA)  5.50%  08/01/10           50,000                54,688
ND St Water Comm Rev Ref Prog Ser A (MBIA)  4.00%  08/01/13                      150,000               152,877
South Central Reg Water Dist Burleigh Cnty Rev  5.00%  10/01/23                  150,000               149,615
                                                                                                     ---------
                                                                                                       357,180
                                                                                                     ---------
Other Revenue Bonds  14.2%
Grand Forks ND Sales Tax Rev Aurora Project Ser A (MBIA)  5.625%  12/15/29       185,000               193,432
Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  4.50%  09/01/10                    50,000                52,290
Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  5.00%  09/01/17                   145,000               154,890
Grand Forks ND Sales Tax Rev (MBIA)  3.50%  12/15/10                             150,000               150,825
Grand Forks Sales Tax Rev Alerus Proj. (MBIA)  5.00%  12/15/21                   115,000               123,562
ND St Muni Bond Bank Cap Fing Prog 6.00%  06/01/21                                25,000                25,859
ND St Muni Bond Bank St Revolv Fund Prog - Ser A  4.90%  10/01/18                 50,000                51,555
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26          15,000                16,764
Puerto Rico Pub Fin Corp Ser A (MBIA) 5.375%  08/01/24                           150,000               165,483
                                                                                                     ---------
                                                                                                       934,660
                                                                                                     ---------

Total Municipal Bonds (cost $6,445,448)                                                              6,502,529

SHORT-TERM INVESTMENTS  0.6%
Franklin Double Tax Free Income Fund                                              40,000                41,578
Federated Municipal Obligations Fund #852                                        168,000               168,000
                                                                                                     ---------
Total Short Term Investment (cost: $208,000)                                                           207,800
                                                                                                     ---------

TOTAL MARKET VALUE OF SECURITIES OWNED  101.8% (COST $6,653,448)                                     6,710,329

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (1.8)%                                               (118,420)
                                                                                                    ----------

NET ASSETS APPLICABLE TO 646,121 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.00%                     $6,591,909
                                                                                                    ==========

VIKING MUTUAL FUNDS
Statement of Investments, September 30, 2005

Viking Large-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  92.8%

Appliance & Tool  0.8%
Whirlpool                                                          400                 $30,308
                                                                                      --------
                                                                                        30,308
                                                                                      --------
Auto Parts  0.8%
Johnson Controls                                                   500                  31,025
                                                                                      --------
                                                                                        31,025
                                                                                      --------
Banks/Financial Services  13.0%
Bank of America                                                  2,400                 101,040
Citigroup                                                        2,800                 127,456
Merrill Lynch                                                      800                  49,080
Morgan Stanley                                                   1,100                  59,334
National City                                                    1,200                  40,128
U.S. Bancorp                                                     1,800                  50,544
Washington Mutual                                                1,200                  47,064
                                                                                      --------
                                                                                       474,646
                                                                                      --------
Building Materials  2.6%
Masco Corporation                                                3,100                  95,108
                                                                                      --------
                                                                                        95,108
                                                                                      --------
Chemical  2.5%
Bunge Limited                                                    1,000                  52,620
Dow Chemical                                                       900                  37,503
                                                                                      --------
                                                                                        90,123
                                                                                      --------
Computer/Communications Related  5.2%
Hewlett-Packard                                                  3,000                  87,600
International Rectifier                                          2,300                 103,684
                                                                                      --------
                                                                                       191,284
                                                                                      --------
Discount/Variety Stores
Wal-Mart                                                           800                  35,056
                                                                                      --------
                                                                                        35,056
                                                                                      --------
Drug  5.1%
Merck                                                            2,200                  59,862
Pfizer                                                           5,100                 127,347
                                                                                      --------
                                                                                       187,209
                                                                                      --------
Drug Distribution  3.9%
Amerisource Bergen                                                 500                  38,650
CVS Corp.                                                        3,600                 104,436
                                                                                      --------
                                                                                       143,086
                                                                                      --------
Energy  14.3%
Anadarko Petroleum                                                 600                  57,450
Apache                                                             800                  60,176
BP Amoco                                                           500                  35,425
ChevronTexaco                                                    1,600                 103,568
ConocoPhillips                                                   2,000                 139,820
Exxon Mobil                                                      2,000                 127,080
                                                                                      --------
                                                                                       523,519
                                                                                      --------
Entertainment 1.9%
Disney                                                           2,800                  67,564
                                                                                      --------
                                                                                        67,564
                                                                                      --------
Food 3.2%
Dean Foods                                                       1,900                  73,834
Sara Lee                                                         2,300                  43,585
                                                                                      --------
                                                                                       117,419
                                                                                      --------
Household Products  3.1%
Kimberly-Clark                                                   1,900                 113,107
                                                                                      --------
                                                                                       113,107
                                                                                      --------
Industrial Products  2.3%
Ingersoll-Rand                                                   2,200                  84,106
                                                                                      --------
                                                                                        84,106
                                                                                      --------
Insurance  3.9%
American International Group                                       600                  37,176
Hartford Financial Services Group                                  900                  69,453
Marsh & McLennan                                                 1,200                  36,468
                                                                                      --------
                                                                                       143,097
                                                                                      --------
Medical Services / Supplies  3.0%
Health Management Associates                                     2,300                  53,981
Triad Hospital                                                   1,200                  54,324
                                                                                      --------
                                                                                       108,305
                                                                                      --------
Metals  3.6%
ALCOA                                                            3,400                  83,028
Rio Tinto Plc ADR                                                  300                  49,290
                                                                                      --------
                                                                                       132,318
                                                                                      --------
Multi-Industry  4.0%
Honeywell                                                        1,800                  67,500
ITT Industries                                                     700                  79,520
                                                                                      --------
                                                                                       147,020
                                                                                      --------
Packaging  2.3%
Sealed Air                                                       1,800                  85,428
                                                                                      --------
                                                                                        85,428
                                                                                      --------
Retail  1.5%
BJ's Wholesale                                                   2,000                  55,600
                                                                                      --------
                                                                                        55,600
                                                                                      --------
Telecommunications  1.8%
Verizon Communications                                           2,000                  65,380
                                                                                      --------
                                                                                        65,380
                                                                                      --------
Transportation  5.1%
Canadian Pacific                                                   900                  38,664
CSX                                                              1,500                  69,720
Union Pacific                                                    1,100                  78,870
                                                                                      --------
                                                                                       187,254
                                                                                      --------
Utilities  7.9%
American Electric Power                                          2,700                 107,190
Dominion Resources                                               1,300                 111,982
Public Service Enterprise Group                                  1,100                  70,796
                                                                                      --------
                                                                                       289,968
                                                                                      --------

Total Common Stocks (Cost $2,763,832)                                                3,397,930

SHORT-TERM INVESTMENTS 8.0%
Federated Prime Value Obligations #853                         171,000                 171,000
Federated Treasury Cash Reserves #125                          121,000                 121,000
                                                                                    ----------
Total Short-Term Investments (cost: $292,000)                                          292,000
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED  100.9% (COST $3,055,832)                     3,689,930

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (0.9)%                                (31,751)
                                                                                    ----------
NET ASSETS APPLICABLE TO 311,044 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $3,658,179
                                                                                    ==========

VIKING MUTUAL FUNDS
Statement of Investments, September 30, 2005

Viking Small-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  91.7%
Air Services  2.1%
Offshore Logistics                                               1,400                 $51,800
                                                                                      --------
                                                                                        51,800
                                                                                      --------
Auto Related  2.9%
Borg Warner                                                      1,300                  73,398
                                                                                      --------
                                                                                        73,398
                                                                                      --------
Basic Materials  2.9%
Albany International                                             2,000                  73,740
                                                                                      --------
                                                                                        73,740
                                                                                      --------
Cement  2.2%
Lafarge                                                            800                  54,088
                                                                                      --------
                                                                                        54,088
                                                                                      --------
Chemical  3.1%
RPM                                                              4,300                  79,120
                                                                                      --------
                                                                                        79,120
                                                                                      --------
Computer/Communications Related  1.9%
International Rectifier                                          1,100                  49,588
                                                                                      --------
                                                                                        49,588
                                                                                      --------
Construction/Engineering  1.1%
Granite Construction                                               700                  26,768
                                                                                      --------
                                                                                        26,768
                                                                                      --------
Drug Manufacturer  1.0%
Chattem                                                            700                  24,850
                                                                                      --------
                                                                                        24,850
                                                                                      --------
Drug Related  2.2%
Prestige Brands Holdings                                         4,400                  54,208
                                                                                      --------
                                                                                        54,208
                                                                                      --------
Electrical Equipment  3.0%
Belden CDT                                                       3,900                  75,777
                                                                                      --------
                                                                                        75,777
                                                                                      --------
Electronics  3.9%
Bel Fuse Cl. B                                                   1,600                  58,288
Technitrol                                                       2,600                  39,832
                                                                                      --------
                                                                                        98,120
                                                                                      --------
Energy  14.1%
Cimarex Energy                                                     600                  27,198
Newfield Exploration                                             1,600                  78,560
Piedmont Natural Gas                                             3,500                  88,095
Questar                                                            800                  70,496
Spinnaker Explorations                                           1,400                  90,566
                                                                                      --------
                                                                                       354,915
                                                                                      --------
Food Processing  0.9%
Performance Food Group                                             700                  22,071
                                                                                      --------
                                                                                        22,071
                                                                                      --------
Food Wholesalers/Retailers  0.6%
SuperValu                                                          500                  15,560
                                                                                      --------
                                                                                        15,560
                                                                                      --------
Household Products  5.1%
Church & Dwight                                                  2,450                  90,503
Libbey                                                           2,500                  38,000
                                                                                      --------
                                                                                       128,503
                                                                                      --------
Industrial Products  6.0%
AO Smith                                                         2,400                  68,400
CLARCOR                                                            400                  11,488
Teleflex                                                         1,000                  70,500
                                                                                      --------
                                                                                       150,388
                                                                                      --------
Insurance  5.2%
Protective Life                                                  1,900                  78,242
Scottish RE Group Ltd                                            2,200                  52,448
                                                                                      --------
                                                                                       130,690
                                                                                      --------
Medical Services/Supplies  9.4%
Conmed                                                           1,900                  52,972
Owens & Minor                                                    2,300                  67,505
Polymedica                                                       1,800                  62,892
West Pharm. Services                                             1,800                  53,406
                                                                                      --------
                                                                                       236,775
                                                                                      --------
Packaging  5.0%
Aptar Group                                                      1,800                  89,658
Tupperware                                                       1,600                  36,448
                                                                                      --------
                                                                                       126,106
                                                                                      --------

Restaurant  4.1%
Applebee's International                                         1,500                  31,035
CBRL Group                                                       1,300                  43,758
Landry's Seafood Restaurants                                     1,000                  29,300
                                                                                      --------
                                                                                       104,093
                                                                                      --------
Retail  4.6%
BJ's Wholesale                                                   2,300                  63,940
Claire's Stores                                                  2,100                  50,673
                                                                                      --------
                                                                                       114,613
                                                                                      --------
Shipping  1.0%
OMI Corp.                                                        1,400                  25,018
                                                                                      --------
                                                                                        25,018
                                                                                      --------
Toy  2.1%
RC2 Corp.                                                        1,600                  54,016
                                                                                      --------
                                                                                        54,016
                                                                                      --------
Transportation  4.2%
Arkansas Best                                                    2,300                  80,201
Yellow Roadway                                                     600                  24,852
                                                                                      --------
                                                                                       105,053
                                                                                      --------

Total Common Stocks (Cost $1,799,815)                                                2,307,258

SHORT-TERM INVESTMENTS  10.3%
Federated Prime Value Obligations Fund #853                    110,000                 110,000
Federated Treasury Cash Reserves #125                          110,000                 110,000
First Western Collective Asset                                  39,092                  39,092
                                                                                    ----------
Total Short-Term Investments (Cost $259,092)                                           259,092
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED 102.0% COST ($2,058,907)                      2,566,350

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (2.0)%                                (50,859)
                                                                                    ----------

NET ASSETS APPLICABLE TO 166,664 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $2,515,491
                                                                                    ==========

Item 2. Controls and Procedures

(a) 	Based on an evaluation of the disclosure controls and procedures
(as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the
 President and Treasurer of Viking Mutual Funds have concluded that such disclosure controls and procedures are effective as of October 11, 2005.

(b)	There was no change in the internal controls over financial reporting
(as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Viking Mutual Funds that occurred during the last fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 3. Exhibits

	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VIKING MUTUAL FUNDS

By: /s/ Shannon D. Radke
--------------------------------
Shannon D. Radke
President/Treasurer

Date: October 11, 2005


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
-------------------------------
Shannon D. Radke
President/Treasurer

Date: October 11, 2005


By: /s/ Douglas P. Miller
-------------------------------
Douglas P. Miller
Vice President/Secretary

Date: October 11, 2005